Net Income Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Share
19.	NET INCOME PER SHARE
The calculation of net income per share is as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	1,957,581	1,039,573	804,013
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	377,639,399	369,312,997	332,356,281

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	401,833,328	373,591,974	338,597,079

Net income per ordinary share attributable to Hello Group Inc. - basic	5.18	2.81	2.42

Net income per ordinary share attributable to Hello Group Inc. - diluted	4.92	2.78	2.37

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2023, 2024 and 2025, because their effect is anti-dilutive:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share issuable upon exercise of share options	4,420,431	7,367,609	2,600,254
Share issuable upon exercise of RSUs	102,344	75,000	48,438